Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2023	2022
Salaries and related items	28,248	20,166
Interest on external loans	12,674	1,750
Auditors, lawyers and consultants	4,379	5,482
Advertising and promotion	242	218
Rent	1,747	1,291
IT	3,082	1,405
Other accrued liabilities	4,267	2,766
Total	54,639	33,078